Business Segment and Geographical Information - Distribution of Net Revenue by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 2,805,839	$ 2,595,777	$ 1,758,439
Gross revenue	2,805,839	2,595,777	2,402,321
Ireland
Segment Reporting Information [Line Items]
Revenue	1,252,834	1,066,200
Gross revenue			944,130
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	388,916	379,883
Gross revenue			355,552
U.S.
Segment Reporting Information [Line Items]
Revenue	892,497	894,978
Gross revenue			881,829
Other
Segment Reporting Information [Line Items]
Revenue	$ 271,592	$ 254,716
Gross revenue			$ 220,810